Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	483,350.00
Total Offset Amount	0.00
Net Fee	$ 483,350.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false